Summary of Significant Accounting Policies: Advertising (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Policies
Advertising

Advertising

Advertising costs are charged to expense as incurred and were $149,881 and $204,768 for the three and six months ended June 30, 2013 and $0 and $15,300 for the three and six months ended June 30, 2012, respectively.

Advertising

Advertising costs are charged to expense as incurred and were as follows:

	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Advertising Costs	$ 64,205	$ -	$ 64,205